Cover	May 06, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Entity File Number	001-38685
Entity Registrant Name	GRID DYNAMICS HOLDINGS, INC.
Entity Central Index Key	0001743725
Entity Tax Identification Number	83-0632724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5000 Executive Parkway
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	(650)
Local Phone Number	523-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GDYN
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	GDYNW
Security Exchange Name	NASDAQ